ACCOUNTS AND NOTES RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 1,184,339	$ 181,507	¥ 1,287,144
Notes receivable	48,746	7,471	28,003
Allowance for credit losses	(249,484)	(38,235)	(86,152)	$ (13,203)	¥ (25,105)	¥ (5,794)
Accounts and notes receivable, net	¥ 983,601	$ 150,743	¥ 1,228,995